May 28, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Standard Global Infrastructure Income Fund

Investment Company Act File No. 811-23490

Ladies and Gentlemen:

On behalf of Aberdeen Standard Global Infrastructure Income Fund (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment is being filed to incorporate comments received from the staff of the Securities and Exchange Commission, to which the Trust responded in written correspondence filed via EDGAR transmission on January 27, 2020, May 1, 2020, May 11, 2020, May 13, 2020 and May 15, 2020 and to make certain non-material changes to the prospectus and statement of additional information.

Any questions or comments on the Registration Statement should be directed to the undersigned at 215-405-5724.

Sincerely,

/s/ Katherine A. Corey
Katherine A. Corey

cc:                Lucia Sitar, Esq., Aberdeen Standard Investments Inc.

Margery Neale, Esq., Willkie Farr & Gallagher LLP

Neesa Sood, Esq. Willkie Farr & Gallagher LLP